Research and Development Expenses and Advertising Expenses	12 Months Ended
Mar. 31, 2012
Research and Development Expenses and Advertising Expenses

11. Research and development expenses and advertising expenses:

Research and development expenses—

Research and development costs are charged to expense as incurred. Research and development expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥109,916 million, ¥109,108 million and ¥108,474 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Advertising expenses—

Advertising costs are charged to expense as incurred. Advertising expenses are included in “Selling, general and administrative” expenses and amounted to ¥54,114 million, ¥54,984 million and ¥61,872 million for the years ended March 31, 2010, 2011 and 2012, respectively.